Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Credit valuation adjustment	$ 20	$ 18